UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
			         [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  215 West Muhammad Ali Blvd.
		Suite 100
		Louisville, KY  40202-1411


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total:	101
Form 13F Information Table Value Total:	107,568 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]

PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 09/30/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL       INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT        DISCRETION   MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,638       22,189    SOLE                     19,789            0        2,400
A T & T INC            COMMON   00206R102          2,748      101,741    SOLE                    100,031            0        1,710
ABBOTT LABS            COMMON   002824100          1,950       39,423    SOLE                     39,023            0          400
ALBERTO CULVER CO      COMMON   013078100            386       13,950    SOLE                     10,500            0        3,450
ALTRIA GROUP INC       COMMON   02209S103          1,027       57,690    SOLE                     54,390            0        3,300
AMERICAN EXPRESS CO    COMMON   025816109            407       12,010    SOLE                     11,910            0          100
AMERICAN WATER WORKS   COMMON   030420103            431       21,600    SOLE                     19,600            0        2,000
AMGEN INC              COMMON   031162100            695       11,531    SOLE                     11,131            0          400
AQUA AMERICA INC       COMMON   03836W103            875       49,577    SOLE                     46,345            0        3,232
ASHLAND INC            COMMON   044209104            640       14,800    SOLE                     12,800            0        2,000
AUTOMATIC DATA PROCES  COMMON   053015103            426       10,850    SOLE                     10,850            0            0
BANK AMER CORP         COMMON   060505104            248       14,643    SOLE                     14,643            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207            286           86    SOLE                         86            0            0
BP P L C SPONS ADR     COMMON   055622104          2,970       55,796    SOLE                     55,796            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108          1,886       83,765    SOLE                     83,365            0          400
BROWN FORMAN CORP CL   COMMON   115637100            361        7,059    SOLE                      6,959            0          100
BROWN FORMAN CORP CL   COMMON   115637209            756       15,675    SOLE                     14,113            0        1,562
CADBURY PLC SPONS ADR  COMMON   12721E102            819       16,000    SOLE                     15,200            0          800
CAMPBELL SOUP CO       COMMON   134429109            219        6,705    SOLE                      6,705            0            0
CHEVRON CORP           COMMON   166764100          4,791       68,018    SOLE                     66,718            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          2,312       60,063    SOLE                     59,963            0          100
CISCO SYS INC          COMMON   17275R102            645       27,411    SOLE                     27,411            0            0
CLOROX CO              COMMON   189054109            320        5,440    SOLE                      5,440            0            0
COCA COLA CO           COMMON   191216100          2,536       47,229    SOLE                     45,629            0        1,600
COLGATE PALMOLIVE CO   COMMON   194162103            627        8,214    SOLE                      8,214            0            0
COMCAST CORP CL A      COMMON   20030N101            170       10,073    SOLE                      9,928            0          145
CONOCOPHILLIPS         COMMON   20825C104          1,038       22,994    SOLE                     22,120            0          874
CSX CORP               COMMON   126408103            237        5,660    SOLE                      5,660            0            0
DIAMOND OFFSHORE DRIL  COMMON   25271C102            267        2,800    SOLE                      2,800            0            0
DISCOVER FINANCIAL SV  COMMON   254709108            191       11,748    SOLE                     11,198            0          550
DISNEY WALT PRODTNS    COMMON   254687106            361       13,146    SOLE                     13,146            0            0
DOVER CORP             COMMON   260003108            522       13,478    SOLE                     13,478            0            0
DOW CHEMICAL CORP      COMMON   260543103            658       25,252    SOLE                     22,752            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109            560       17,434    SOLE                     17,334            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,638      104,085    SOLE                    101,517            0        2,568
ELI LILLY AND COMPANY  COMMON   532457108          1,124       34,022    SOLE                     32,722            0        1,300
EMERSON ELEC CO        COMMON   291011104            406       10,140    SOLE                      9,840            0          300
EXXON MOBIL CORP       COMMON   30231G102          9,286      135,340    SOLE                    134,380            0          960
FIDELITY MAGELLAN FD   MUTUAL   316184100            291        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            180       13,621    SOLE                     13,621            0            0
FORTUNE BRANDS INC     COMMON   349631101            246        5,721    SOLE                      5,521            0          200
FPL GROUP INC COM      COMMON   302571104            421        7,622    SOLE                      7,622            0            0
GENERAL ELEC CO        COMMON   369604103          2,510      152,852    SOLE                    150,602            0        2,250
GENERAL MILLS INC      COMMON   370334104            450        6,985    SOLE                      6,985            0            0
GLAXOSMITHKLINE PLC A  COMMON   37733W105            440       11,130    SOLE                     11,130            0            0

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 09/30/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL       INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT        DISCRETION   MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
GRACO INC              COMMON   384109104            459       16,475    SOLE                     15,475            0        1,000
HEINZ H J CO           COMMON   423074103          1,542       38,800    SOLE                     38,000            0          800
HERSHEY FOODS CORP     COMMON   427866108            746       19,192    SOLE                     16,792            0        2,400
HEWLETT PACKARD CO     COMMON   428236103            201        4,258    SOLE                      4,258            0            0
HOME DEPOT INC         COMMON   437076102            831       31,191    SOLE                     29,091            0        2,100
HONEYWELL INTL INC     COMMON   438516106            428       11,521    SOLE                     11,421            0          100
HOSPIRA INC            COMMON   441060100            398        8,916    SOLE                      8,696            0          220
I B M                  COMMON   459200101          2,116       17,689    SOLE                     16,829            0          860
INTEL CORP             COMMON   458140100            738       37,720    SOLE                     36,120            0        1,600
INVESTMENT CO AMER CL  MUTUAL   461308827            327       13,362    SOLE                     13,362            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          6,614      150,946    SOLE                    142,735            0        8,211
JOHNSON & JOHNSON      COMMON   478160104          2,679       43,991    SOLE                     43,191            0          800
KIMBERLY CLARK CORP    COMMON   494368103            731       12,395    SOLE                     12,195            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            279        5,165    SOLE                      5,165            0            0
KRAFT FOODS INC CL A   COMMON   50075N104            848       32,276    SOLE                     30,446            0        1,830
MAGELLAN MIDSTREAM PT  COMMON   559080106            301        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,384       74,725    SOLE                     71,725            0        3,000
MCDONALDS CORP         COMMON   580135101            458        8,032    SOLE                      7,832            0          200
MEDTRONIC INC          COMMON   585055106            302        8,197    SOLE                      7,197            0        1,000
MERCK & CO INC         COMMON   589331107          1,127       35,643    SOLE                     35,358            0          285
MICROSOFT CORP         COMMON   594918104          2,638      102,577    SOLE                    100,377            0        2,200
MORGAN STANLEY         COMMON   617446448            281        9,096    SOLE                      8,996            0          100
MOTOROLA INC           COMMON   620076109             87       10,174    SOLE                     10,174            0            0
NEUBERGER & BERMAN EQ  MUTUAL   641224407            409       17,923    SOLE                     17,923            0            0
OLD NATL BANCORP IND   COMMON   680033107            424       37,827    SOLE                     37,827            0            0
PEPSICO INC            COMMON   713448108          3,433       58,528    SOLE                     57,928            0          600
PFIZER INC             COMMON   717081103          2,196      132,668    SOLE                    128,068            0        4,600
PHILIP MORRIS INTL IN  COMMON   718172109          2,376       48,750    SOLE                     45,650            0        3,100
PNC FINANCIAL CORP     COMMON   693475105            261        5,368    SOLE                      5,168            0          200
PROCTER & GAMBLE CO    COMMON   742718109          4,821       83,241    SOLE                     82,046            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            197       31,723    SOLE                     31,723            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            405        7,074    SOLE                      7,074            0            0
SARA LEE CORP          COMMON   803111103            273       24,519    SOLE                     23,519            0        1,000
SCHERING PLOUGH CORP   COMMON   806605101            936       33,119    SOLE                     32,419            0          700
SCHLUMBERGER           COMMON   806857108            988       16,572    SOLE                     16,572            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,137       60,006    SOLE                     57,272            0        2,734
SUNTRUST BKS INC       COMMON   867914103            207        9,200    SOLE                      8,600            0          600
SY BANCORP CAP TR II   PREFERR  785059205            115       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106          1,175       25,178    SOLE                     25,178            0            0
TEPPCO PARTNERS LP UT  COMMON   872384102            243        7,000    SOLE                      7,000            0            0
TIME WARNER INC        COMMON   887317303            386       13,416    SOLE                     12,750            0          666
TJX COS INC NEW COM    COMMON   872540109            264        7,100    SOLE                      7,100            0            0
TOOTSIE ROLL INDS INC  COMMON   890516107            321       13,502    SOLE                     10,999            0        2,503
UNILEVER PLC ADR       COMMON   904767704            235        8,200    SOLE                      8,200            0            0
UNITED PARCEL SVC CL   COMMON   911312106            674       11,931    SOLE                     11,931            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 09/30/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL       INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT        DISCRETION   MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
US BANCORP             COMMON   902973304          2,342      107,130    SOLE                    106,722            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            292        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            320       28,082    SOLE                     28,082            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,418       46,848    SOLE                     45,260            0        1,588
VISA INC CLASS A       COMMON   92826C839            380        5,500    SOLE                      5,200            0          300
WAL MART STORES INC    COMMON   931142103          1,238       25,222    SOLE                     25,222            0            0
WALGREEN COMPANY       COMMON   931422109            712       19,000    SOLE                     18,400            0          600
WASHINGTON MUT INVS F  MUTUAL   939330825            272       11,800    SOLE                     11,800            0            0
WELLS FARGO & CO       COMMON   949746101            334       11,840    SOLE                     11,590            0          250
WHITNEY HLDG CORP      COMMON   966612103            133       13,892    SOLE                     13,892            0            0
WYETH                  COMMON   983024100          1,141       23,477    SOLE                     23,477            0            0

     TOTAL                                       107,568